Segment Information	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Segment Information
24. SEGMENT INFORMATION

The Company’s operating segments is based on our Corporate Governance structure, which disaggregate and organize the business for purposes of decision-making and management analysis.

Since January 3, 2020, as a result of acquiring Avon (Note 4), the Company’s management has the following Corporate Governance structure:

➢        Operation Natura &Co Latam – all operations of Natura, Avon, Aesop and TBS located in Brazil and Latin America;

➢        Avon International – all Avon operations, except those located in Brazil and Latin America;

➢        TBS International – all The Body Shop operations, except those located in Brazil and Latin America; and

➢        Aesop International – all Aesop operations, except those located in Brazil and Latin America.

In addition to the analysis per segment, the Company’s Management also assesses its revenues at several levels, mainly through sales channels: direct sales, operations in the retail market, e-commerce, B2B and franchises. However, segregation by this type of operation is not yet considered significant for disclosures by Management.

Net revenue by segment are is as follows in the six-month period ending on June 30, 2020:

➢        Natura &Co Latam; 56%

➢        Avon International; 26%

➢        TBS International; 13%

➢        Aesop International: 5%

The accounting practices applied for each segment are the same described in explanatory note 3 of these financial statements of the Company for the year ended on December 31, 2019.

Performance of the Company´s segments were assessed based on net operating revenue and net income for the year, excluding the effects from financial income and expenses, income and social contribution taxes, depreciation and amortization.

The tables below summarize financial information for the segments and the geographic distribution of commercial operations of the Company as of June 30, 2020, December 31, 2019 and June 30, 2019. In addition, as described above, because of the Avon acquisition in 2020, the Company changed the corporate governance structure, and consequently the segment disclosures. Thus, the segment information disclosed in the 2019 consolidated financial statements are being retroactively recast for comparative purposes.

a)        Operating segments

	June 30, 2020
			Reconciliation to profit (loss) for the year
	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura & Co Latam	8,138,082	680,802	(458,872)	1,749,654	(1,932,291)	(207,473)	(168,179)
Avon International	3,771,535	40,361	(390,836)	356,290	(676,915)	(12,223)	(683,323)
TBS International	1,872,436	278,581	(356,197)	43,491	(75,346)	(57,290)	(166,761)
Aesop International	723,121	180,574	(123,813)	10,403	(28,729)	(10,018)	28,416
Corporate expenses	-	(431,830)	-	65,884	(8,577)	147,348	(227,175)
	14,505,174	748,488	(1,329,718)	2,225,722	(2,721,858)	(139,656)	(1,217,022)

	June 30, 2019
			Reconciliation to profit (loss) for the year
	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura &Co Latam	4,048,390	728,909	(167,260)	769,227	(1,102,304)	(79,148)	149,425
TBS International	1,717,823	286,527	(286,141)	18,140	(46,057)	12,983	(14,548)
Aesop International	552,646	118,183	(83,299)	4,792	(13,455)	(7,802)	18,419
Corporate expenses	-	(127,120)	-	-	-	43,221	(83,899)
	6,318,859	1,006,499	(536,700)	792,159	(1,161,816)	(30,746)	69,397

	June 30, 2020				December 31, 2019
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura & CoLatam	9,204,837	17,876,818	5,937,239	10,281,619	4,574,087	9,328,858	3,116,454	8,235,679
Avon International	25,758,269	29,338,889	3,415,813	12,056,797	-	-	-	-
TBS International	7,726,417	9,828,551	1,989,604	1,885,255	6,146,960	7,369,250	1,065,447	1,477,148
Aesop International	1,338,875	1,954,858	418,223	730,817	1,033,408	1,435,830	255,616	590,917
Corporate	-	2,093,806	1,103,010	1,082	-	3,050,574	3,080,906	-
	44,028,398	61,092,922	12,863,889	24,955,570	11,754,455	21,184,512	7,518,423	10,303,744

b)       Net revenue and Non-current assets by geographic region

	June 30, 2020				December 30, 2019
Net Revenue	Natura &Co Latam	Avon International	TBS International	Aesop International	Natura &Co Latam	TBS International	Aesop International
Asia	-	653,102	101,024	356,245	-	137,196	225,245
North America	1,650,053	-	269,200	113,706	345,507	305,852	88,129
Mexico	1,328,100	-	-	-	343,888	-	-
Other	321,953	-	269,200	113,706	1,619	305,852	88,129
South America	6,485,785	-	-	-	3,700,224	-	-
Brazil	4,533,315	-	-	-	2,776,153	-	-
Argentina	690,221	-	-	-	355,098	-	-
Other	1,262,249	-	-	-	568,973	-	-
EMEA	2,244	3,118,433	1,351,971	154,393	2,659	1,157,888	100,838
United Kingdom	-	371,923	1,083,032	82,005	-	881,543	48,801
Other	2,244	2,746,510	268,939	72,388	2,659	276,345	52,037
Oceania	-	-	150,241	98,777	-	116,887	138,434
	8,138,082	3,771,535	1,872,436	723,121	4,048,390	1,717,823	552,646

	June 30, 2020				December 30, 2019
Non-current assets	Natura &Co Latam	Avon International	TBS International	Aesop International	Natura &Co Latam	TBS International	Aesop International
Asia	-	245,854	170,999	298,185	-	140,760	227,670
North America	699,318	-	626,188	365,465	185,646	523,351	272,676
Mexico	602,043	-	-	-	183,250	-	-
Other	97,275	-	626,188	365,465	2,396	523,351	272,676
South America	8,495,351	-	-	-	4,378,676	-	-
Brazil	6,985,784	-	-	-	4,197,259	-	-
Argentina	355,420	-	-	-	63,050	-	-
Other	1,154,147	-	-	-	118,367	-	-
EMEA	10,168	25,512,415	6,452,367	234,424	9,765	5,105,903	190,442
United Kingdom	-	23,781,822	5,780,380	97,827	-	4,602,066	76,073
Other	10,168	1,730,593	671,987	136,597	9,765	503,837	114,369
Oceania	-	-	476,863	440,801	-	376,946	342,620
	9,204,837	25,758,269	7,726,417	1,338,875	4,574,087	6,146,960	1,033,408

No individual or aggregate customer (economic group) represents more than 10% of the Company's net revenues.

 c)        Reconciliation for the recast segments

Because of the new segment information as a result of the Avon acquisition in 2020, described above, the changes in the recast segment information previously disclosed is according to the following:

Presented in the financial statement for the year ended December 31, 2019
December 31, 2019	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura Brasil (a)	4,181,261	7,618,551	2,207,944	8,119,890
Natura LATAM (a)	349,698	1,592,912	774,521	105,423
Natura others (a)	12,161	18,126	8,591	1,558
Aesop (b)	1,035,432	1,442,214	274,539	592,531
The Body Shop (c)	6,175,903	7,462,135	1,171,922	1,484,342
Corporate	-	3,050,574	3,080,906	-
Consolidated	11,754,455	21,184,512	7,518,423	10,303,744

(a)     Amounts included in the new segment information Natura &Co Latam.

(b)    Amounts related to the Aesop’s operations located in Brazil and Latins America, representing non-current asset (R$ 2,024), total assets (R$ 6,384), current liabilities (R$ 18,923) and non-current liabilities (R$1,614) included in the recast segment Natura &Co Latam.

(c)    Amount related to The Body Shop’s operations located in Brazil and Latins America, representing non-current asset (R$ 28,943), total assets (R$92,885), current liabilities (R$106,475) and non-current liabilities (R$7,193) included in the recast segment Natura &Co Latam.

Presented in the financial statement for the period ended June 30, 2019
June 30, 2019	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brasil (a)	2,750,169	588,399	(130,112)	749,538	(1,071,733)	(54,149)	81,943
Natura LATAM (a)	1,253,535	162,932	(28,027)	19,689	(27,504)	(24,900)	102,190
Natura outros (a)	4,292	(15,780)	(1,093)	-	(121)	-	(16,994)
Aesop (b)	554,090	117,590	(83,761)	4,792	(13,520)	(7,802)	17,299
The Body Shop (c)	1,756,773	280,479	(293,707)	18,140	(48,938)	12,884	(31,142)
Corporate	-	(127,120)	-	-	-	43,221	(83,899)
Consolidated	6,318,859	1,006,500	(536,700)	792,159	(1,161,816)	(30,746)	69,397

(a)     Amounts included in the new segment information Natura &Co Latam.

(b)   Amounts related to the Aesop’s operations located in Brazil and Latins America, representing net revenue (R$ 1,444), performance assessed by Company (R$ 593), depreciation and amortization (R$ 462), financial expense (R$65), and net income (loss) (R$1,120) included in the recast segment Natura &Co Latam.

(c)  Amount related to The Body Shop’s operations located in Brazil and Latins America, representing net revenue (R$ 38,950), performance assessed by Company (R$ 6,048), depreciation and amortization (R$ 7,566), financial expense (R$2,881), income tax (R$99) and net income (loss) (R$16,594) included in the recast segment Natura &Co Latam.